SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Consideration payable to selling stockholder	$ 9,159	$ 8,840
Accrued government taxes	5,821	5,580
Accrued interest	2,158	2,047
Accrued salaries and benefits	662	657
Accruals to social agencies	507	669
Other accrued expenses	516	322
Total	$ 18,823	$ 18,115